John Hancock Equity Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated March 1, 2006 as revised August 1, 2006

John Hancock Sovereign Investors Fund

On page 31, the following has been added immediately preceding the “Portfolio Managers” section:

SUBADVISER

Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

October 16, 2006

John Hancock Equity Funds

Supplement to the Institutional Class I Prospectus dated March 1, 2006 as revised August 1, 2006

John Hancock Sovereign Investors Fund

On page 25, the following has been added immediately preceding the “Portfolio Managers” section:

SUBADVISER

Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

October 16, 2006